Accrued liabilities and provisions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of accrued liabilities and provisions [Abstract]
Disclosure of accrued liabilities and provisions [Text Block]
Below is the breakdown of the changes in the different categories of provisions and contingencies as of December 31, 2018 and 2017:

	Asset retirement obligation	Litigation	Environmental contingencies and others	Total

Balance as of December 31, 2017	5,527,324	182,966	827,159	6,537,449
Increase in abandonment costs	1,062,280	-	-	1,062,280
Additions	71,015	61,851	174,780	307,646
Uses	(182,130)	(114,647)	(100,215)	(396,992)
Financial costs	186,518	-	-	186,518
Foreign currency translation	54,610	(2,368)	10,983	63,225
Transfers	(342)	143	(5,915)	(6,114)
Balance as of December 31, 2018	6,719,275	127,945	906,792	7,754,012
Current	549,678	88,623	176,108	814,409
Non-current	6,169,597	39,322	730,684	6,939,603
	6,719,275	127,945	906,792	7,754,012

	Asset retirement obligation	Litigation	Environmental contingencies and others	Total
Balance as of December 31, 2016	5,064,660	209,932	643,278	5,917,870
Increase in abandonment costs	39,634	–	–	39,634
Additions (reversals)	110,587	(19,185)	106,532	197,934
Uses	(66,469)	(7,742)	(19,613)	(93,824)
Financial costs	379,891	–	(367)	379,524
Foreign currency translation	(979)	(39)	718	(300)
Transfers (1)	–	–	96,611	96,611
Balance as of December 31, 2017	5,527,324	182,966	827,159	6,537,449
Current	199,824	159,881	199,123	558,828
Non–current	5,327,500	23,085	628,036	5,978,621
	5,527,324	182,966	827,159	6,537,449

(1)	Mainly includes transfers to liabilities associated with assets held for sale.

	Asset retirement obligation	Litigation	Comuneros provision	Environmental contingencies and others	Total
Balance as of December 31, 2015	4,452,369	99,798	702,486	822,694	6,077,347
Increase in abandonment costs	404,797	-	-	-	404,797
Additions (reversals)	18,285	44,120	(702,486)	(74,312)	(714,393)
Uses	(68,460)	(4,585)	-	(31,218)	(104,263)
Financial costs	317,448	-	-	(173)	317,275
Foreign currency translation	(14,703)	(355)	-	(2,759)	(17,817)
Transfers (1)	(45,076)	70,954	-	(70,954)	(45,076)
Balance as of December 31, 2016	5,064,660	209,932	-	643,278	5,917,870
Current	330,057	146,767	-	345,130	821,954
Non-current	4,734,603	63,165	-	298,148	5,095,916
	5,064,660	209,932	-	643,278	5,917,870

(1)	Mainly includes transfers to liabilities associated with assets held for sale.

Disclosure of contingent liabilities [text block]
The following is a summary of the main legal proceedings recognized in the consolidated statement of financial position, where the expectation of loss is probable and could imply an outflow of resources as of December 31, 2018 and 2017:

Proceedings	2018	2017

Controversy for breach of contract with the firms Consulting Group and Industrial Consulting S.A.S., with Refinería de Cartagena.	15,541	-
Damages to third parties due to hydrocarbon easement in a property close to Refinería de Cartagena.	11,019	11,019
Lawsuit filed by a group of people who claim to be victims of the incident in Machuca, Municipality of Segovia - Antioquia against Oleoducto Central S.A. - Ocensa	9,410	9,410
Provision for the payment of the 2016 legal stability contract premium with the Ministry of Finance and Public Credit, in Refinería de Cartagena – Payment made in 2018	-	64,104
Litigation with Schrader Camargo, supplier of Refinería de Cartagena. In 2018, a payment agreement was reached.	-	17,003

Disclosure of detailed information about unrecorded contingent liabilities [Text Block]
The following is a summary of the main contingent liabilities that have not been recognized in the statement of financial position as, according to the evaluations made by internal and external advisors of the Ecopetrol Business Group, the expectation of loss is not probable as of December 31, 2018 and 2017:

Proceedings	2018	2017

Administrative and patrimonial responsibility for terrorist attack perpetuated in 2015 against the TransAndino Pipeline.	500,000	-
Action of group that claim damages derived from the pollution caused by the attack on the TransAndino pipeline in 2015.	358,201	-
Environmental damages for terrorist attack perpetuated in 2015 against the Transandino pipeline.	209,220	209,220
Breaking of the economic and financial balance with contractor for the construction of transport system.	110,266	110,266
Breach of contract and recognition of salary readjustments and other claims related to an engineering service provider.	85,198	-
On March 14, 2016, a claim was filed for breach in the settlement of the contract between Konidol and Ecopetrol, which generated cost overruns in the maintenance contract.	62,131	62,131
Salary readjustments to the values established by Ecopetrol for personnel related to a contract signed with a third party for the assembly and construction of surface facilities for production and exploration projects.	60,313	60,313
Contractual imbalance with a technical maintenance provider.	51,429	-
Contractual imbalance with a third party that provides assembly and construction services for surface facilities for exploration and production projects.	35,741	-
Contractual imbalance with a third party in connection with road connection works.	31,679	31,679
Breach of certain obligations agreed in contract with supplier for the construction and assembly of tanks.	31,213	-
Contractual controversial with a third party in relation to seismic program acquisition and processing service.	30,000	30,000

Disclosure of detailed information about contingent assets [Text Block]
The following is a breakdown of the Ecopetrol Business Group’s principal contingent assets, where the associated contingent gain is likely, but not certain:

Proceedings	2018	2017

Claim by Ecopetrol for differences in the settlement of additional income due to high prices.	286,331	-
Disagreement regarding the interpretation and application of the staggered production clause.	98,031	-
Non-compliance with the association contract in relation to reimbursement of administrative costs and other claims.	43,007	40,711
In 2015, the administrator of the Agreements signed with a Corporation filed a criminal complaint for the alleged falsification of a document. Ecopetrol is a victim in the process.	32,000	32,000
Failure to comply with the pipe purchase order, the physical characteristics of the coating do not correspond to those contracted.	21,232	21,232
Contractual controversy by others for the maintenance of some production fields.	13,449	-